Document and Entity Information	0 Months Ended
Dec. 31, 2012
Risk/Return:
Document Type	497
Document Period End Date	Dec. 31, 2012
Registrant Name	LORD ABBETT GLOBAL FUND INC
Central Index Key	0000829901
Amendment Flag	false
Document Creation Date	Oct. 30, 2013
Document Effective Date	Oct. 30, 2013
Prospectus Date	May 01, 2013